INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets
Share issuance costs and financing fees	$ 8,560	$ 0
Allowable capital losses	83,738	127,977
Non-capital losses	5,978,900	5,623,310
Intangible assets	76,383	83,871
Goodwill	0	749
Lease liabilities	900,674	831,988
Derivative liability	0	7,513
Property and equipment	2,675	2,688
ARO and other	0	3
Total deferred tax assets	7,050,930	6,678,099
Valuation allowance	(6,142,009)	(5,839,472)
Total net deferred tax assets	908,921	838,627
Deferred tax liabilities
Right-of-use assets	(796,242)	(873,444)
Total deferred tax liabilities	(796,242)	(873,444)
Net deferred tax asset (liability)	$ 112,679	$ (34,817)